Financing Arrangements - Additional Information (Detail) (Revolving Credit Facility [Member], USD $) In Thousands, unless otherwise specified	0 Months Ended	3 Months Ended	12 Months Ended
	Nov. 27, 2013	May 03, 2014	Feb. 01, 2014
Credit Facilities [Line Items]
Maximum borrowing capacity	$ 50,000	$ 45,800	$ 50,000
Debt instrument, maturity date	Nov. 27, 2018
Debt interest terms		Interest is payable on the loans under the Revolving Credit Facility, at either the LIBOR or the Base Rate, in each case, with applicable margins subject to a pricing grid based on an excess availability calculation. The “Base Rate” means, for any day, a fluctuating rate per annum equal to the highest of (i) the rate of interest in effect for such day as publicly announced from time to time by BofA as its prime rate; (ii) the Federal Funds Rate for such day, plus 0.50%; and (iii) the LIBOR Rate for a one month interest period as determined on such day, plus 1.0%.	Interest is payable on the loans under the Revolving Credit Facility, at either the LIBOR or the Base Rate, in each case, with applicable margins subject to a pricing grid based on an excess availability calculation. The “Base Rate” means, for any day, a fluctuating rate per annum equal to the highest of (i) the rate of interest in effect for such day as publicly announced from time to time by BofA as its prime rate; (ii) the Federal Funds Rate for such day, plus 0.50%; and (iii) the LIBOR Rate for a one month interest period as determined on such day, plus 1.0%.
Percentage of loan greater than Excess Availability		15.00%	15.00%
Amount greater than Excess Availability		7,500	7,500
Excess Availability period		30 days	30 days
Consolidated EBITDA amount		20,000	20,000
Credit Facility, covenant terms		At any point when "Excess Availability" is less than the greater of (i) 15% percent of the loan cap or (ii) $7,500, and continuing until Excess Availability exceeds the greater of such amounts for 30 consecutive days, during which time, Vince must maintain a consolidated EBITDA (as defined in the Revolving Credit Facility) equal to or greater than $20,000.	At any point when "Excess Availability" is less than the greater of (i) 15% percent of the loan cap or (ii) $7,500, and continuing until Excess Availability exceeds the greater of such amounts for 30 consecutive days, during which time, Vince must maintain a consolidated EBITDA (as defined in the related credit agreement) equal to or greater than $20,000.
Consolidated fixed charge coverage ratio		1.1	1.1
Letters of credit amount outstanding		5,500	4,452
Letters of credit, Borrowings		0
Pro Forma [Member]
Credit Facilities [Line Items]
Percentage of loan greater than Excess Availability		20.00%	20.00%
Amount greater than Excess Availability		7,500	7,500
Excess Availability Greater than 35% [Member]
Credit Facilities [Line Items]
Percentage of loan greater than Excess Availability		35.00%	35.00%
Amount greater than Excess Availability		10,000	10,000
Maximum [Member]
Credit Facilities [Line Items]
Letters of credit sublimit amount	25,000
Increase in aggregate commitments amount	$ 20,000
Federal Funds Rate [Member]
Credit Facilities [Line Items]
Variable rate percentage	0.50%
LIBOR [Member]
Credit Facilities [Line Items]
Variable rate percentage	1.00%
Federal Funds or LIBOR Rate [Member]
Credit Facilities [Line Items]
Variable rate percentage	2.00%